employee future benefits - Plan investment strategies and policies (Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Pension plans
employee future benefits
Present value-weighted average timing of estimate cash flows for obligations (in years)	13.0	13.9
Percentage of plan assets at end of year	100.00%	100.00%
Pension plans | Equity
employee future benefits
Target future allocation	55.00%
Percentage of plan assets at end of year	33.00%	35.00%
Pension plans | Equity | Minimum
employee future benefits
Target future allocation	25.00%
Pension plans | Equity | Foreign | Minimum
employee future benefits
Target future allocation	20.00%
Pension plans | Equity | Foreign | Maximum
employee future benefits
Target future allocation	30.00%
Pension plans | Debt securities
employee future benefits
Percentage of plan assets at end of year	52.00%	53.00%
Pension plans | Debt securities | Minimum
employee future benefits
Target future allocation	40.00%
Pension plans | Debt securities | Maximum
employee future benefits
Target future allocation	75.00%
Pension plans | Real estate
employee future benefits
Percentage of plan assets at end of year	15.00%	12.00%
Pension plans | Real estate | Minimum
employee future benefits
Target future allocation	10.00%
Pension plans | Real estate | Maximum
employee future benefits
Target future allocation	30.00%
Pension plans | Other assets | Minimum
employee future benefits
Target future allocation	0.00%
Pension plans | Other assets | Maximum
employee future benefits
Target future allocation	10.00%
Other defined benefit plans
employee future benefits
Present value-weighted average timing of estimate cash flows for obligations (in years)	6.4	6.8